Expense Example, No Redemption - NORTHQUEST CAPITAL FUND INC - NORTHQUEST CAPITAL FUND INC	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	145	449	776	1,702